Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Shareholders’ Equity

Note 13. Shareholders’ Equity

Ordinary shares

On October 25, 2024, the Company issued and allotted 10,000,000 Class A Ordinary Shares and 3,000,000 Class B Ordinary Shares at a consideration of US$0.0001 per share.

On November 28, 2024, the Company issued and allotted 6,666,660 Class A Ordinary Shares at a consideration of US$0.0001 per share.

On December 3, 2024, the Company issued and allotted 1,333,340 Class A Ordinary Shares at a consideration of US$0.0001 per share. Consequently, there were 18,000,000 Class A Ordinary Shares and 3,000,000 Class B Ordinary Shares in aggregate. The share and per share are presented on a retroactive basis.

The Company’s Registration Statement on Form F-1 (File No. 333-284998) was originally filed with the U.S. Securities and Exchange Commission (“SEC”) on February 14, 2025, and was declared effective on May 29, 2025. On the same date, the Company entered into an underwriting agreement with Cathay Securities, Inc. in connection with its initial public offering (IPO).

On June 2, 2025, the Company completed its IPO of 1,750,000 Class A Ordinary Shares at a price of US$4.00 per share, generating gross proceeds of US$7.0 million, before deducting underwriting discounts and estimated offering expenses.

On June 2, 2025, the underwriter partially exercised its over-allotment option, purchasing an additional 172,500 Class A Ordinary Shares. On June 13, 2025, the underwriter exercised the remaining portion of the over-allotment option, acquiring a further 90,000 Class A Ordinary Shares at the public offering price of US$4.00 per share.

Upon completion of the IPO and the full exercise of the over-allotment option, the Company had 20,012,500 Class A Ordinary Shares and 3,000,000 Class B Ordinary Shares issued and outstanding, and the Class A Ordinary Shares commenced trading on the Nasdaq Capital Market under the ticker symbol “PTNM.”

The Company’s subsidiary, Here We Seoul Limited, was incorporated under the laws of Hong Kong on December 9, 2013, with an issued and fully paid share capital of 100 ordinary shares of HK$1.00 each.